Digital Currencies - Schedule of measurement inputs and valuation techniques (Details) - Digital currencies option [Member]	Mar. 31, 2025 Year	Mar. 07, 2025 Year
Spot price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	83	87
Strike price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	88	88
Risk-free interest rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.21	4.245
Risk-free interest rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.298	4.294
Expected life (years) [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.18	0.25
Expected life (years) [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.43	0.5
Annualized volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	49.95	54.15
Annualized volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	52.18	56.59